Condensed Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USN ($)	Dec. 31, 2020 USD ($)
Cash flows from operating activities:
Net loss	$ (6,463)	$ (11,767)				$ (23,133)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	105	95				197
Common shares issued to vendor for services	633	107
Amortization of right of use asset	131	96				176
Stock-based compensation	195	6,095
Loss on foreign currency transactions	1,638	412
Non-cash interest expense						6,835
Change in fair value of embedded conversion feature						6,282
Loss on conversion of convertible notes payable						5,470
Change in operating assets and liabilities:
Accounts receivable, net	(6)	19				(17)
Research & development tax credit receivable	(578)	(499)				551
Prepaid expenses and other current assets	(1,057)	(901)				(70)
Accounts payable and accrued expenses	(134)	435				(214)
Lease liabilities	(115)	(120)				(157)
Other assets		(1)				(2)
Net cash used in operating activities	(5,651)	(6,029)				(4,082)
Cash flows from investing activities:
Purchases of property, plant and equipment	(58)	(121)				(118)
Net cash used by investing activities	(58)	(121)				(118)
Cash flows from financing activities:
Proceeds from term loan payable		738
Repayment of term loan payable		(738)
Proceeds from the issuance of common stock						4,592
Proceeds from the issuance of common stock and warrants in private placement		24,638
Proceeds from the issuance of common stock in private placement	2,000
Payment of issuance costs	(170)	(2,454)
Proceeds from the exercise of stock options		20
Net cash provided by financing activities	1,830	22,204				4,592
Effect of exchange rate changes on cash	(590)	(387)				(40)
Net change in cash	(4,469)	15,667				352
Cash, beginning of period	12,226	764		$ 764		412
Cash, end of period	7,757	16,431		12,226		764
Supplemental disclosure of cash and non-cash investing and financing activities
Cash paid for interest						19
Right of use asset and lease liability additions	539	86		136
Conversion of debt and accrued interest into common shares						25,759
As restated
Cash flows from operating activities:
Net loss				(17,126)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation				209
Common shares issued to vendor for services				263
Amortization of right of use asset				234
Stock-based compensation				6,196
Loss on foreign currency transactions				808
Change in operating assets and liabilities:
Accounts receivable, net				19
Research & development tax credit receivable				(104)
Prepaid expenses and other current assets				(532)
Accounts payable and accrued expenses				579
Lease liabilities				(276)
Other assets				2
Net cash used in operating activities			$ (6,029)	(9,728)	$ (9,728)
Cash flows from investing activities:
Purchases of property, plant and equipment				(341)
Net cash used by investing activities				(341)
Cash flows from financing activities:
Proceeds from term loan payable				738
Repayment of term loan payable				(738)
Proceeds from the issuance of common stock in private placement				24,638
Payment of issuance costs				(2,454)
Proceeds from the exercise of stock options				20
Net cash provided by financing activities				22,204
Effect of exchange rate changes on cash			$ (387)	(673)	$ (673)
Net change in cash				11,462
Cash, beginning of period	$ 12,226	$ 764		764
Cash, end of period				12,226		$ 764
Supplemental disclosure of cash and non-cash investing and financing activities
Cash paid for interest				19
Right of use asset and lease liability additions				$ 136